Note 11 - Other Liabilities	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
11.	Other liabilities:

(thousands of Canadian dollars)
	2022	2021

Accounts payable and other	$7,662	$6,893
Current income tax liability	5,797	2,949
Deferred income tax liability (note 14)	786	898
Lease obligations	4,471	5,113
Cash collateral and amounts held in escrow	8,006	7,887
Cash reserves on loan and lease receivables	126,110	110,764

	$152,832	$134,504

Lease obligations reflect the Bank’s liabilities for right-of-use assets which capture the Bank’s multiple leased premises (note 3). The portion of the Bank’s leasing obligations that were not captured as part of the right-of-use assets continue to be expensed in premises and equipment.

The current leasing arrangements associated with these lease obligations expire between October 2025 and December 2045 with options to renew the leases after the initial lease period. Lease payments are adjusted every three to five years to reflect market rates.